EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2011-3

Class A-1 0.37172% Asset Backed Notes

Class A-2 1.11% Asset Backed Notes

Class A-3 1.23% Asset Backed Notes

Class B 2.50% Asset Backed Notes

Class C 3.09% Asset Backed Notes

Class D 4.23% Asset Backed Notes

Class E 6.69% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2011-3, as Issuer, Santander Consumer USA, Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and U.S. Bank, National Association, as Indenture Trustee, dated as of September 15, 2011. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

September 30,
Collection Period Beginning:	01/01/2012
Collection Period Ending:	01/31/2012
Prev. Distribution/Close Date:	01/17/2012
Distribution Date:	2/15/2012
Days of Interest for Period:	29
Days in Collection Period:	31
Months Seasoned:	5

	September 30,	September 30,	September 30,	September 30,
				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	71,415	08/31/2011	09/15/2011	983,611,531.90

Total	71,415			983,611,531.90

	September 30,	September 30,	September 30,
I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance		{1}	891,335,570.25

Monthly principal amounts
{2} Scheduled payments	{2}	12,640,473.83
{3} Prepayments received (partial and full)	{3}	6,996,522.07
{4} Repurchased Receivables	{4}	263,413.39
{5} Defaulted Receivables	{5}	5,284,167.85
{6} Cram Down Losses	{6}	22,291.25
{7} Other Receivables adjustments	{7}	—

{8} Total Principal distributable amount		{8}	25,206,868.39

{9} End of period aggregate Principal Balance		{9}	866,128,701.86

{10} Pool Factor ({9}/ Original Pool Balance)		{10}	0.880560

II. NOTE BALANCE CALCULATION

	0	0	0	0	0	0	0	0	0
		Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{11} Original Note Balance	{11}	214,100,000.00	293,800,000.00	92,100,000.00	93,450,000.00	118,030,000.00	88,520,000.00	29,510,000.00	929,510,000.00

{12} Beginning of period Note Balance	{12}	89,684,670.75	293,800,000.00	92,100,000.00	93,450,000.00	118,030,000.00	88,520,000.00	29,510,000.00	805,094,670.75
{13} First Allocation of Principal	{13}	—	—	—	—	—	—	—	—
{14} Second Allocation of Principal	{14}	—	—	—	—	—	—	—	—
{15} Third Allocation of Principal	{15}	—	—	—	—	—	—	—	—
{16} Fourth Allocation of Principal	{16}	—	—	—	—	—	—	—	—
{17} Fifth Allocation of Principal	{17}	—	—	—	—	—	—	—	—
{18} Regular Allocation of Principal	{18}	30,481,815.53	—	—	—	—	—	—	30,481,815.53
{19} Optional Purchase payment amount	{19}	—	—	—	—	—	—	—	—
{20} End of period Note Balance	{20}	59,202,855.22	293,800,000.00	92,100,000.00	93,450,000.00	118,030,000.00	88,520,000.00	29,510,000.00	774,612,855.22
{21} Note Pool Factors	{21}	0.276520	1.000000	1.000000	1.000000	1.000000	1.000000	1.000000	0.833356
{22} Principal payment per $1,000	{22}	339.88	—	—	—	—	—	—	37.86

September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{23} Scheduled principal payments received							{23}	12,640,473.83
{24} Partial and full prepayments received							{24}	6,996,522.07
{25} Liquidation Proceeds							{25}	1,698,049.97
{26} Repurchased Receivables (principal and interest)							{26}	493,141.29
{27} Interest collected on Receivables							{27}	12,029,145.49
{28} Other amounts received							{28}	221,010.59
{29} Reserve Account Excess Amount							{29}	—
{30} Reserve Account Draw Amount							{30}	—

{31} Total Available Funds								{31}	34,078,343.24

Distributions
{32} Indenture Trustee Fee							{32}	—
{33} Owner Trustee Fee							{33}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{34}	2,228,338.93	—	—	2,228,338.93			{34}	2,228,338.93

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{35}	Class A-1	89,684,670.75	0.37172%	29	Actual/360	26,855.28	{35}	26,855.28
{36}	Class A-2	293,800,000.00	1.11%	30	30/360	271,765.00	{36}	271,765.00
{37}	Class A-3	92,100,000.00	1.23%	30	30/360	94,402.50	{37}	94,402.50

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{38}	Class A-1	—	—	—			{38}	—
{39}	Class A-2	—	—	—			{39}	—
{40}	Class A-3	—	—	—			{40}	—

{41} First Allocation of Principal							{41}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{42}	Class B	93,450,000.00	2.50000%	30	30/360	194,687.50	{42}	194,687.50

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{43}	Class B	—	—	—			{43}	—
{44} Second Allocation of Principal							{44}	—

00	00	00	00	00	00	00	00	00	00	00	00	00	00	00	00	00
Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{45}	Class C	118,030,000.00	3.09000%	30	30/360	303,927.25	{45}		303,927.25

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class C	—	—	—			{46}		—

{47} Third Allocation of Principal							{47}		—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{48}	Class D	88,520,000.00	4.23000%	30	30/360	312,033.00	{48}		312,033.00

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class D	—	—	—			{49}		—

{50} Fourth Allocation of Principal							{50}		—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{51}	Class E	29,510,000.00	6.69000%	30	30/360	164,518.25	{51}		164,518.25

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class E	—	—	—			{52}		—

00	00	00	00	00	00	00	00	00	00	00	00
{53} Fifth Allocation of Principal	{53}	—

{54} Reserve Account deposit	{54}	—
{55} Regular Allocation of Principal	{55}	30,481,815.53
{56} Distribution to Residual Interestholder	{56}	—

{57} Total Distribution Amount	{57}	34,078,343.24

IV. RECONCILIATION OF RESERVE ACCOUNT

{58} Beginning of period Reserve Account balance	{58}	19,672,230.64
{59} Deposit to Reserve Account	{59}	—
{60} Release from Reserve Account	{60}	—

{61} End of period Reserve Account balance	{61}	19,672,230.64

{62} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)	{62}	19,672,230.64
{63} Change in Reserve Account balance from prior period	{63}	—

V. OVERCOLLATERALIZATION

Target Overcollateralization (greater of)
{64} (i) 15.00% of the Principal Balance of the Receivables at the end of the Collection Period and	{64}	129,919,305.28
{65} (ii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date	{65}	14,754,172.98

{66} Level I Net Loss Trigger	{66}	No
{67} Target Overcollateralization Amount in the event of a Level I Net Loss Trigger (25.00%)	{67}	216,532,175.47

{68} End of period Principal Balance of the Receivables	{68}	866,128,701.86
{69} End of period Note Balance	{69}	774,612,855.22
{70} Overcollateralization amount at the end of the Collection Period	{70}	91,515,846.64
{71} Overcollateralization % at the end of the Collection Period	{71}	10.57%

00	00	00	00	00	00	00	00	00	00	00	00
VI. STATISTICAL DATA

Original	Previous	Current
{72} Principal Balance of the Receivables	{72}	983,611,531.90	891,335,570.25	866,128,701.86
{73} Weighted average coupon of the Receivables	{73}	16.87%	16.89%	16.89%
{74} Weighted average original term of the Receivables	{74}	69.00	69.03	69.06
{75} Weighted average remaining term of the Receivables	{75}	56.00	52.85	52.26
{76} Number of Receivables	{76}	71,415	67,385	65,997

VII. DELINQUENCY

Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{77} 31-60 days	{77}	4,907	57,339,238.60	6.62%
{78} 61-90 days	{78}	1,349	15,039,211.05	1.74%
{79} over 90 days	{79}	503	5,804,776.55	0.67%
{80} Total	{80}	6,759	78,183,226.20	9.03%

VIII. REPOSSESSION INVENTORY

Units	Dollars
{81} Beginning of period Repossessed Inventory	{81}	244	3,319,820.40
{82} Vehicles Repossessed in current period	{82}	391	4,994,889.00
{83} Repossessed vehicles sold in current period	{83}	236	3,180,590.23
{84} Repossessed vehicles reinstated in current period	{84}	88	951,583.19
{85} Repossessed vehicle adjustment in current period	{85}	7	104,768.76
{86} End of period Repossessed Inventory	{86}	304	4,077,767.22

	September 30,	September 30,
IX. CUMULATIVE NET LOSS RATIO

{87} Receivables becoming Defaulted Receivables during period	{87}	5,284,167.85
{88} Cram Down Losses occurring during period	{88}	22,291.25
{89} Liquidation Proceeds collected during period	{89}	409,741.60
{90} Net losses during period	{90}	3,608,836.59

{91} Net losses since Cut-off Date (end of period)	{91}	7,859,250.82
{92} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)	{92}	0.80%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2011-3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from January 1, 2012 to January 31, 2012

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA, Inc., as Servicer

By:	/s/ Mark McCastlain
Name: Mark McCastlain
Title: Vice President
Date: February 7, 2012